Transactions with Related Parties and Affiliates (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
General and administrative expenses	$ 20,984,000	$ 18,458,000	$ 17,163,000
Due From Related Parties, Current	19,108,000	28,562,000
Due From Related Parties, Noncurrent	13,757,000	28,880,000
Management fees	68,188,000	68,871,000	67,310,000
Amounts due from related parties, long-term - Fair Value	13,757,000	28,880,000
Navios Holdings
Related Party Transaction [Line Items]
Outstanding claim payable	10,000,000
Management Agreement
Related Party Transaction [Line Items]
Payments to acquire water and waste water systems	16,447,000	134,000
Management Agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee	4,230
Management Agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee	4,330
Management Agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee	5,250
Management Agreement | Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee	6,700
Management Agreement | Container Vessels of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee	7,400
Management Agreement | Container Vessels of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee	$ 8,750
Management Agreement | After liquidation of Navios Europe I
Related Party Transaction [Line Items]
Annual increase rate in management fees	3.00%
Technical and commercial management daily fee	$ 50
Management Agreement | After liquidation of Navios Europe I | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee	$ 6,100
Number of vessels acquired	2
Management Agreement | After liquidation of Navios Europe I | Subpanamax Vessels
Related Party Transaction [Line Items]
Daily management fee	$ 6,100
Number of vessels acquired	3
Extended Management Agreement | From January 1, 2020
Related Party Transaction [Line Items]
Technical and commercial management daily fee	$ 50
Extended Management Agreement | From January 1, 2020 | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee	4,350
Extended Management Agreement | From January 1, 2020 | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee	4,450
Extended Management Agreement | From January 1, 2020 | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee	5,410
Extended Management Agreement | From January 1, 2020 | Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee	$ 6,900
Extended Management Agreement | After January 1, 2022
Related Party Transaction [Line Items]
Annual increase rate in management fees	3.00%
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses	$ 10,406,000	9,344,000	$ 8,877,000
Due from Related Parties	25,582,000	$ 52,252,000
Due From Related Parties, Current	11,825,000
Due From Related Parties, Noncurrent	$ 13,757,000